INVESTMENTS IN AFFILIATES - SUMMARIZED FINANCIAL INFORMATION OF HILLI LLC (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 139,423	$ 164,529
Current liabilities	(302,062)	(136,107)
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	68,245	124,642
Non-current assets	1,366,867	1,392,711
Current liabilities	(51,568)	(109,773)
Non-current liabilities	$ (964,384)	$ (1,004,184)